Consolidated Statements of Changes in Equity Holders' Equity (Deficit) - USD ($)	Share capital [member]	Shares Issuable [Member]	Contributed Surplus [Member]	Currency Translation Reserve [Member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance - October 31, 2019 at Oct. 31, 2019	$ 12,647,930	$ 5,136	$ 2,890,435	$ 121,920	$ (17,112,605)	$ 19,538	$ (1,427,646)
Beginning balance, shares at Oct. 31, 2019	73,219,916
IfrsStatementLineItems [Line Items]
Common units issued pursuant to private placement (Note 15.10)	$ 564,147		520,188				1,084,335
Common units issued pursuant to private placement, shares	15,000,000
Share issuance costs	$ (11,508)		(5,083)				(16,591)
Common shares issued pursuant to share swap (Note 15.10)	$ 848,011						848,011
Common shares issued pursuant to share swap, shares	15,000,000
Common shares issued for compensation (Note 15.14)	$ 76,797						76,797
Common shares issued for compensation, shares	909,386
Common shares issued for services (Note 15.13)	$ 163,543						163,543
Common shares issued for services, shares	2,300,000
Common shares issued for investment (Note 15.11)	$ 12,812						12,812
Common shares issued for investment, shares	200,000
Conversion of debt into common shares (Note 15.12)	$ 112,863						112,863
Conversion of debt into common shares, shares	1,038,095
Issuances pursuant to convertible agreements (Note 15.12)	$ 9,746		424,645				434,391
Issuances pursuant to convertible agreements, shares	115,000
Stock option grants			240,079				240,079
Elimination of non-controlling interest of subsidiary sold						22,128	22,128
Subscription payable to be settled as trade payable		(5,136)					(5,136)
Currency translation adjustment				(134,117)			(134,117)
Net loss					(2,281,439)	(75,049)	(2,356,488)
Balance - October 31, 2020 at Oct. 31, 2020	$ 14,424,341		4,070,264	(12,197)	(19,394,044)	(33,383)	(945,019)
Ending balance, shares at Oct. 31, 2020	107,782,397
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, & consulting services (Note 15.3)	$ 95,294						95,294
Shares issued for employment, director, & consulting services, shares	534,294
Shares issuable for employment, director & consulting services		38,532					38,532
Shares issued pursuant to private placement (Notes 15.4)	$ 1,225,000						1,225,000
Shares issued pursuant to private placement, shares	10,231,784
Expenses of non-brokered private placement (Note 15.4)	$ (15,148)						(15,148)
Shares issued to extend payment due date (Note 15.5)	$ 2,103						2,103
Shares issued to extend payment due date, shares	25,000
Shares payments towards acquisition of Golden Harvests and extend due date (Note 8, Note 15.7)	$ 107,461						107,461
Shares payments towards acquisition of Golden Harvests and extend due date, shares	600,000
Shares issuable for consideration for acquisition of Golden Harvests (Note 8)		35,806					35,806
Shares issued to partner creditor (Note 15.6)	$ 36,310						36,310
Shares issued to partner creditor, shares	400,000
Shares and warrants issued pursuant to brokered private placement of Special Warrants (Notes 15.8,16)	$ 3,738,564						3,738,564
Shares and warrants issued pursuant to brokered private placement of Special Warrants, shares	23,162,579
Expenses of brokered private placement of Special Warrants (Note 15.8)	$ (485,722)						(485,722)
Broker and advisory warrants issued pursuant to Special Warrant financing (Notes 15.8)	(210,278)		210,278
Settlement of convertible debentures for cash and common shares (Note 15.9)	$ 916,290		1,883,731				2,800,021
Settlement of convertible debentures for cash and common shares, shares	10,488,884
Issuance of non-controlling interest in subsidiary for cash (Note 26.5)			(475,000)			475,000
Purchase of non-controlling interest in subsidiary (Note 26.5)	$ 664,816		475,000			(475,000)	664,816
Purchase of non-controlling interest in subsidiary, shares	3,711,938
Change in ownership interests in subsidiaries						671,811	671,811
Stock option vesting expense			243,662				243,662
Currency translation adjustment				(78,181)			(78,181)
Net loss					(2,410,305)	1,395,558	(1,014,747)
Balance - October 31, 2020 at Oct. 31, 2021	$ 20,499,031	74,338	6,407,935	(90,378)	(21,804,349)	2,033,986	7,120,563
Ending balance, shares at Oct. 31, 2021	156,936,876
IfrsStatementLineItems [Line Items]
Shares issued for employment, director, & consulting services (Note 15.3)	$ 59,796	(38,532)					21,264
Shares issued for employment, director, & consulting services, shares	529,335
Private placement of shares (Note 15.2)	$ 1,300,000						1,300,000
Private placement of shares, shares	13,166,400
Stock option vesting			97,157				97,157
Currency translation adjustment				(19,235)			(19,235)
Net loss					447,458	(27,507)	419,951
Balance - October 31, 2020 at Oct. 31, 2022	$ 21,858,827	$ 35,806	$ 6,505,092	$ (109,613)	$ (21,356,891)	$ 2,006,479	$ 8,939,700
Ending balance, shares at Oct. 31, 2022	170,632,611